ACQUISITIONS AND STRATEGIC TRANSACTIONS - Narrative (Details)				1 Months Ended	12 Months Ended
	Nov. 13, 2025 USD ($)	Sep. 10, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Goodwill			$ 0		$ 177,571,000	$ 329,589,000	$ 334,620,000
Loss on acquisition					6,233,000	0	0
Proceeds from sale of trademark	$ 82,500,000				82,500,000	0	0
Gain on sale of trademark	$ (5,700,000)				$ (5,679,000)	$ 0	$ 0
Novaestiq Corp
Business Combination [Line Items]
Asset acquisition, voting equity interest acquired, percentage			100.00%
Asset acquisition, contingent consideration transferred, equity interest, remaining shares issuable (in shares) | shares			3,273,000
Asset acquisition, contingent consideration transferred, equity interest, shares issued (in shares) | shares				3,273,000
Asset acquisition, net revenue, threshold limit minimum				$ 100,000,000
Asset acquisition, net revenue, threshold limit maximum				$ 200,000,000
Loss on acquisition			$ 6,200,000
Royalty sale (in percentage)		0.05
Royalty expense		$ 120,000,000.0
Novaestiq Corp | Class A Ordinary Shares
Business Combination [Line Items]
Asset acquisition, contingent consideration transferred, equity interest, maximum shares available to be issued | shares			9,819,000
Shares, issued (in shares) | shares		3,273,000